Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive (loss)/income during the year ended December 31, 2017, 2018 and 2019 are as follows:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2018	For the Year Ended December 31, 2019
	RMB	RMB
Current income tax expense	167	88	37
Deferred income tax expense	239	190	20

Income tax expense	406	278	57

Summary of Reconciliation of Income Tax Expense
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2018	For the Year Ended December 31, 2019
	RMB	RMB	RMB
(Loss)/profit before income tax	(96,639)	3,206	15,025
Tax (benefit)/expense at EIT tax rate of 25%	(24,159)	802	3,756
Effect of different tax rates applicable to different subsidiaries of the Group	6,628	6,381	(3,394)
Changes in valuation allowance	20,211	(9,343)	(24,412)
Investment income not subject to tax	(93)	(17)	(171)
Expenses not deductible for tax purposes	2,448	2,679	29,067
Research and development tax credit	(4,629)	(3,261)	(4,789)
Effect on deferred tax assets due to change in tax rates	—	3,037	—

Income tax expense	406	278	57

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2018	December 31, 2019
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	55,346	30,177
Depreciation and amortization	76	118
Allowance for doubtful accounts	93	251
Accrued expenses	2,245	2,729
Less: valuation allowance	(57,623)	(33,211)
Net deferred tax assets	137	64
Deferred tax liabilities
Gain on equity method investee	575	530
Net deferred tax liabilities	575	530

Summary of Movement of Valuation Allowance
Movement of valuation allowance

	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at the beginning of the year	46,755	66,966	57,623
Additions	20,211	7,182	2,173
Reversals	—	(16,525)	(26,585)

Balance at end of the year	66,966	57,623	33,211